Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net loss	$ (200,824)	$ (48,494)	$ (8,353)
Adjustments:
Depreciation and amortization	7,383	2,658	2,666
Impairment losses	140,290
Financing expenses (income), net	(6,873)	(60)	2,035
Revaluation of financial liabilities accounted at fair value	(10,608)	12,825	(8,707)
Loss from disposal of property plant and equipment and right-of-use assets	567		18
Increase in deferred tax	(5,013)
Share-based payments	29,782	20,501	439
Profit loss	155,528	35,924	(3,549)
Changes in assets and liabilities:
Decrease (increase) in inventory	2,382	229	(442)
Decrease in other receivables	(429)	(556)
Increase (decrease) in trade receivables	(449)	1,103	(503)
Increase in other payables	1,139	2,247	718
Increase (decrease) in trade payables	74	(99)	(555)
Changes in assets and liabilities	2,717	2,924	(782)
Net cash used in operating activities	(42,579)	(9,646)	(12,684)
Cash flow from investing activities:
Investment in bank deposits net	(416,019)	(85,500)
Interest received	3,706	152
Change in restricted bank deposits	(32)	(60)	(40)
Acquisition of property plant and equipment	(9,761)	(1,359)	(601)
Proceeds from sale of property plant and equipment		4
Acquisition of subsidiary, net of cash acquired	(74,574)
Net cash used in investing activities	(496,680)	(86,763)	(641)
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares, warrants and convertible notes, net	805,497	676,133	14,367
Exercise of warrants and options	212	2,837	282
Lease payments	(1,494)	(1,118)	(1,095)
Proceeds from non-controlling interests	944
Repayment of bank loans	(814)
Amounts recognized in respect of government grants liability, net	(96)	(126)	(113)
Interest paid	(70)
Net cash provided by financing activities	804,179	677,726	13,441
Increase in cash	264,920	581,317	116
Cash at beginning of the year	585,338	3,894	3,753
Effect of exchange rate fluctuations on cash	3,368	127	25
Cash at end of year	853,626	585,338	3,894
Non-cash transactions:
Property plant and equipment acquired on credit	249	25
Conversion of convertible notes and warrants to equity	2,830	4,886	2,073
Acquisition of a right-of-use asset	$ 1,919	$ 1,421	$ 1,624